Income taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current taxes:
Current taxes	€ 4,205	€ 1,800	€ 5,228
Net deferred taxes:
Net deferred taxes	640	850	363
Income tax expense	4,845	2,650	5,591
Effect of additional Corporate Tax	97
Italy
Current taxes:
Current taxes	439	199	347
Net deferred taxes:
Net deferred taxes	(45)	672	599
Foreign current income tax expense	214
Effect of additional Corporate Tax	97
Exploration & Production | Foreign (outside Italy)
Current taxes:
Current taxes	3,609	1,517	4,729
Net deferred taxes:
Net deferred taxes	552	73	(172)
Other segments | Foreign (outside Italy)
Current taxes:
Current taxes	157	84	152
Net deferred taxes:
Net deferred taxes	€ 133	€ 105	€ (64)